Leases - Summary of lease liabilities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Liabilities [Line Items]
COVID-19-related rent concessions from lessors	¥ 0	¥ (3)
Accretion of interest recognised during the year	3,113	3,655	¥ 3,894
Current portion	16,350	14,073
Non-current portion	82,126	82,178
Finance Lease [Member]
Disclosure Of Lease Liabilities [Line Items]
Carrying amount at January 1	96,251	110,275
New leases	18,202	7,191
Other addition	486
Effect of foreign exchange	(738)	(2,768)
COVID-19-related rent concessions from lessors	0	(3)
Accretion of interest recognised during the year	3,113	3,655
Payments	(18,838)	(22,099)
Carrying amount at December 31	98,476	96,251	¥ 110,275
Current portion	16,350	14,073
Non-current portion	¥ 82,126	¥ 82,178